Change in noncash operating working capital (Tables)	12 Months Ended
Dec. 31, 2025
Change in noncash operating working capital
Change in Non-Cash Working Capital
	For the years ended December 31,
	2025	2024	2023
Accounts receivable and contract assets	$(4,158,055)	$1,722,665	$(1,835,922)
Prepaid expenses	54,194	(221,126)	(17,516)
Deposits	5,762	5,763	3,362
Accounts payable and accrued liabilities	176,473	(438,199)	559,351
Income taxes payable	496,965	-	-
Deferred revenue	(840,768)	805,656	-
	(4,265,429)	1,874,759	(1,290,725)